Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2021	2020
Cash	$221,928,008	$58,450,680
Cash equivalents	—	70,999,996
	$221,928,008	$129,450,676